Annual Total Returns- TM Large Cap Multi-Style Fund (Class I N Shares) [BarChart] - Class I N Shares - TM Large Cap Multi-Style Fund - I	2016	2017	2018	2019	2020
Total	6.83%	24.58%	(10.16%)	24.44%	16.89%